CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Range of Exercise Price (Details) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
Options Outstanding
Number Outstanding (in shares)			5,481,025				3,364,608
Weighted Average Remaining Contractual Life			8 years 11 months 19 days				8 years 7 months 17 days
Weighted Average Exercise Prices (in dollars per share)			$ 1.00				$ 1.56
Options Exercisable
Number Vested and Exercisable (in shares)			1,547,679				1,059,709
Weighted Average Exercise Prices (in dollars per share)			$ 1.12				$ 1.13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Total intrinsic value of options exercised	$ 82,000	$ 5,000		$ 1,200,000	$ 39,000	$ 1,300,000	$ 1,400,000	$ 676,000
Weighted average exercise price of Granted shares	$ 1.92						$ 1.44	$ 1.10
$0.25 - $1.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)					$ 0.25		0.25
Exercise prices, high end of range (in dollars per share)					$ 0.62		$ 1.00
Options Outstanding
Number Outstanding (in shares)		2,547,259			2,547,259		882,108
Weighted Average Remaining Contractual Life					9 years 18 days		7 years 5 months 23 days
Weighted Average Exercise Prices (in dollars per share)		$ 0.54			$ 0.54		$ 0.41
Options Exercisable
Number Vested and Exercisable (in shares)		781,418			781,418		570,340
Weighted Average Exercise Prices (in dollars per share)		$ 0.42			$ 0.42		$ 0.41
$1.01 - $1.67
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)					0.63		1.01
Exercise prices, high end of range (in dollars per share)					$ 1.00		$ 1.67
Options Outstanding
Number Outstanding (in shares)		887,100			887,100		1,264,000
Weighted Average Remaining Contractual Life					9 years 6 months 22 days		9 years 8 months 27 days
Weighted Average Exercise Prices (in dollars per share)		$ 0.73			$ 0.73		$ 1.49
Options Exercisable
Number Vested and Exercisable (in shares)		108,332			108,332		51,664
Weighted Average Exercise Prices (in dollars per share)		$ 0.96			$ 0.96		$ 1.48
$1.68 - $3.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)					1.01		1.68
Exercise prices, high end of range (in dollars per share)					$ 1.67		$ 3.00
Options Outstanding
Number Outstanding (in shares)		1,365,666			1,365,666		988,500
Weighted Average Remaining Contractual Life					9 years 1 month 13 days		8 years 1 month 2 days
Weighted Average Exercise Prices (in dollars per share)		$ 1.52			$ 1.52		$ 2.28
Options Exercisable
Number Vested and Exercisable (in shares)		209,890			209,890		437,705
Weighted Average Exercise Prices (in dollars per share)		$ 1.57			$ 1.57		$ 2.02
$3.01 - $3.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)					1.68		3.01
Exercise prices, high end of range (in dollars per share)					$ 3.00		$ 3.25
Options Outstanding
Number Outstanding (in shares)		636,000			636,000		230,000
Weighted Average Remaining Contractual Life					8 years 1 month 13 days		9 years 3 months 29 days
Weighted Average Exercise Prices (in dollars per share)		$ 2.04			$ 2.04		$ 3.25
Options Exercisable
Number Vested and Exercisable (in shares)		403,039			403,039
Weighted Average Exercise Prices (in dollars per share)		$ 2.06			$ 2.06